Property and Equipment - Summary Of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 12,429	$ 10,676
Less: accumulated depreciation and amortization		4,562	2,240
Total property and equipment, net	$ 7,765	7,867	8,436
Computer hardware and software
Property, Plant and Equipment [Line Items]
Total property and equipment		2,904	1,522
Demonstration fleet and demonstration units
Property, Plant and Equipment [Line Items]
Total property and equipment		1,603	939
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		4,830	4,953
Furnitures and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment		325	317
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment		902	872
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		821	788
Capital lease assets
Property, Plant and Equipment [Line Items]
Total property and equipment		579	119
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 465	$ 1,166